Equity-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Equity-based Compensation Expense
The table below presents information regarding equity-based compensation expense included within compensation and benefits in the Company’s consolidated and combined statements of operations. As of June 30, 2021, no RSUs have been settled in cash or Class A Shares.

	Three Months Ended June 30,		Six Months Ended June 30,
(dollars in thousands)	2021	2020	2021	2020
Common Units	$1,121,139	$—	$1,121,139	$—
Seller Earnout Units	37,458	—	37,458	—

Equity-Based Compensation Expense	$1,158,597	$—	$1,158,597	$—

Corresponding tax benefit	$—	$—	$—	$—